Document and Entity Information	12 Months Ended
Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001177648
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	ENANTA PHARMACEUTICALS, INC.